Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies
Schedule of Consumer Price Indices used for the relevant hyperinflationary adjustments

Country	Index at 1 January 2024	Index at 31 December 2024
Argentina	3,533.19	7,693.70
Ghana	200.50	248.30
Lebanon	5,978.13	7,061.07
Turkey	1,859.38	2,684.55